Borrowings, other debts and derivative liabilities - Additional Information (Detail) $ / shares in Units, ¥ in Thousands, $ in Thousands					1 Months Ended	12 Months Ended
	Mar. 31, 2021 CNY (¥)	Oct. 23, 2020 CNY (¥) shares	Oct. 23, 2020 USD ($) $ / shares shares	Mar. 31, 2020 CNY (¥)	Mar. 31, 2020 USD ($)	Mar. 31, 2023 CNY (¥)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 CNY (¥)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 CNY (¥)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)	Mar. 31, 2020 USD ($)	Mar. 01, 2020 CNY (¥)
Borrowings Other Debts And Other Liabilities [Line Items]
Short term bank borrowings outstanding						¥ 86,261		¥ 161,126			$ 12,561
Receivable for the issuance of ordinary shares						83,400		164,746			12,145
Proceeds from Issuance of Debt						110,553	$ 16,098	185,614		¥ 87,846
Repayments of other debts						87,959	12,808	270,860		130,827
Interest expense						13,350	1,944	20,884		27,650
Derivative Liability, Current						10,701		9,086			$ 1,558
Stock issued during period, value, new issues										¥ 395,071
New Foreign Exchange Swap Contract [Member]
Borrowings Other Debts And Other Liabilities [Line Items]
Payment towards advance settlement of foreign exchange swaps | $							$ 1,500		$ 11,000
Currency Swap [Member] | New Foreign Exchange Swap Contract [Member]
Borrowings Other Debts And Other Liabilities [Line Items]
Gain (Loss) on Derivative, Net						100		1,200
Deferred fair value gain loss on foreign swap contract one						(3,600)		900
Derivative assets current								¥ 700
Derivative Liability, Current						2,900
Currency Swap [Member] | New Foreign Exchange Swap Contract [Member] | New Foreign Exchange Swap Contract One [Member]
Borrowings Other Debts And Other Liabilities [Line Items]
Currency to be exchanged | $												$ 8,000
Derivative forward exchange rate								6.5452				6.5452
Currency to be received								¥ 52,400
Currency Swap [Member] | New Foreign Exchange Swap Contract [Member] | New Foreign Exchange Swap Contract Two [Member]
Borrowings Other Debts And Other Liabilities [Line Items]
Currency to be exchanged | $												$ 4,000
Derivative forward exchange rate								6.5128				6.5128
Currency to be received								¥ 26,100
Currency Swap [Member] | New Foreign Exchange Swap Contract [Member] | New Foreign Exchange Swap Contract Three [Member]
Borrowings Other Debts And Other Liabilities [Line Items]
Currency to be exchanged | $												$ 5,000
Derivative forward exchange rate								6.42				6.42
Currency to be received								¥ 32,100
Yoken Series A One Warrant [Member]
Borrowings Other Debts And Other Liabilities [Line Items]
Class of warrants or rights exercise price | $ / shares			$ 7.14
Class of warrants or rights outstanding value						27,300		23,200
Chong Li [Member]
Borrowings Other Debts And Other Liabilities [Line Items]
Debt instrument face value				¥ 128,000
Long-term Debt, Term				5 years									5 years
Long term loan due to the related party non current				¥ 95,000										¥ 95,000
Receivable for the issuance of temporary equity						36,400		35,900
Interest expense						4,500		5,100
Chong Li [Member] | Superb Origin International Limited [Member] | Equity Owner [Member]
Borrowings Other Debts And Other Liabilities [Line Items]
Equity method investment ownership interest				100.00%									100.00%
Investor One [Member] | Yoken Series A One Warrant [Member]
Borrowings Other Debts And Other Liabilities [Line Items]
Class of warrants or rights number of securities called by the warrants or rights | shares			360,000
Debt instrument convertible carrying value at the time of conversion		¥ 18,000	$ 2,500
Investor Two [Member] | Yoken Series A One Warrant [Member]
Borrowings Other Debts And Other Liabilities [Line Items]
Class of warrants or rights number of securities called by the warrants or rights | shares			200,000
Debt instrument convertible carrying value at the time of conversion		¥ 10,000	$ 1,400
Loan for Yoken Series A-1 Warrant [Member]
Borrowings Other Debts And Other Liabilities [Line Items]
Long term borrowings fixed rate of interest rate percentage				10.00%									10.00%
Debt instrument converted shares issued | shares		120,000	120,000
Proceeds from Issuance of Debt				¥ 18,000
Loan for Yoken Series A-1 Warrant [Member] | Yoken Series A One Warrant [Member]
Borrowings Other Debts And Other Liabilities [Line Items]
Class of warrants or rights outstanding value						7,900		9,100
Interest Expense Reversed	¥ 1,400
Loan from CMB [Member] | CMB [Member]
Borrowings Other Debts And Other Liabilities [Line Items]
Debt instrument face value | $													$ 46,000
Long-term Debt, Term				2 years									2 years
Receivable for the issuance of ordinary shares						0		86,400
Stock issued during period, value, new issues				¥ 303,000	$ 46,000
Loan from CMB [Member] | CMB [Member] | Extension of Loan Agreement [Member]
Borrowings Other Debts And Other Liabilities [Line Items]
Debt instrument face value				¥ 303,000									$ 46,000
Repayments of other debts						87,900		235,000
Interest expense						1,500		¥ 8,900
Short-term Investments [Member] | Long Term Bank Loan [Member]
Borrowings Other Debts And Other Liabilities [Line Items]
Debt instrument unused borrowing capacity						¥ 0
Short Term Bank Loan [Member]
Borrowings Other Debts And Other Liabilities [Line Items]
Short term borrowings weighted average interest rate at a point in time						3.98%		2.63%			3.98%	2.63%
Debt instrument unused borrowing capacity						¥ 213,000		¥ 170,300
Short Term Bank Loan [Member] | Short-term Investments [Member]
Borrowings Other Debts And Other Liabilities [Line Items]
Collateralized by short-term investments						¥ 63,900		¥ 110,500